RELATED PARTY TRANSACTIONS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction
Online education technical and consulting services	291,559	271,802	249,823
Online Education School of Dongbei University of Finance and Economics
Related Party Transaction
Online education technical and consulting services	62,202	54,576	46,459
Online Education School of Renmin University of China
Related Party Transaction
Online education technical and consulting services	47,138	47,389	56,758
Online Education School of Chongqing University
Related Party Transaction
Online education technical and consulting services	86,028	70,149	57,175
Online Education School of China Agricultural University
Related Party Transaction
Online education technical and consulting services	44,231	49,394	49,068
Online Education School of Beijing Language and Culture University
Related Party Transaction
Online education technical and consulting services	39,712	39,042	33,531
Online Education School of Central University of Finance and Economics
Related Party Transaction
Online education technical and consulting services	3,467	2,284	2,834
Online Education School of Guangxi Radio and TV University
Related Party Transaction
Online education technical and consulting services	340	1,585	251
Online Education School of Fujian Radio and TV University
Related Party Transaction
Online education technical and consulting services	5,792	5,191	3,747
Zhejiang Normal University
Related Party Transaction
Online education technical and consulting services	2,505	2,192
Shanghai Normal University
Related Party Transaction
Online education technical and consulting services	144